Bank Loans and Notes Payable - Hedging derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)		Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of financial instruments by type of interest rate [line items]
Market value gain on financial instruments	$ (36)	[1]	$ (706,000,000)	$ 38,000,000	$ (264,000,000)
9.4% variable to 4.4% fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 8,869,000,000
Interest pay rate	9.40%		9.40%
Interest receive rate	4.40%		4.40%
7.4% variable to 7.2% fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%		7.20%
Interest receive rate	7.00%		7.00%
7.0% variable to 4.0% fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.00%		7.00%
7.0% variable to 4.0% fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	4.00%		4.00%
BRL/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 6,777,000,000	$ 5,146,000,000
Interest pay rate	11.50%		11.50%	9.90%
Interest receive rate	2.10%		2.10%	2.10%
BRL/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 9,294,000,000	$ 9,880,000,000
Interest pay rate	11.50%		11.50%	9.50%
Interest receive rate	3.20%		3.20%	3.90%
MXN/USD | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 8,869,000,000
MXN/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 15,082,000,000	$ 11,403,000,000
Interest pay rate	7.40%		7.40%	7.00%
Interest receive rate	3.90%		3.90%	4.00%
MXN/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 11,743,000,000	$ 24,235,000,000
Interest pay rate	8.80%		8.80%	8.40%
Interest receive rate	3.50%		3.50%	3.50%
MXN/USD | 9.4% variable to 4.4% fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.40%		9.40%	9.40%
Interest receive rate	4.40%		4.40%	4.40%
Mexican pesos | Fixed to variable interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount				$ 6,175,000,000
Interest pay rate				0.40%
Interest receive rate				1.90%
Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 2,905,000,000	$ 3,225,000,000
Interest pay rate	4.10%		4.10%	4.20%
Interest receive rate	1.90%		1.90%	1.90%
Mexican pesos | 7.4% variable to 7.2% fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%		7.20%	7.20%
Interest receive rate	7.00%		7.00%	7.00%
Colombian pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 1,476,000,000
Interest pay rate				6.80%
Interest receive rate				2.60%
EUR/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 22,130,000,000	$ 15,078,000,000
Interest pay rate	2.40%		2.40%	1.90%
Interest receive rate	3.50%		3.50%	3.50%
Current year | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 27,804,000,000	$ 4,872,000,000
Current year | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount			11,675,000,000	131,000,000
Current year | BRL/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 9,294,000,000
Interest pay rate	11.50%		11.50%
Interest receive rate	3.20%		3.20%
Current year | MXN/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 11,403,000,000
Interest pay rate	7.00%		7.00%
Interest receive rate	4.00%		4.00%
Current year | MXN/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 1,743,000,000
Interest pay rate	8.20%		8.20%
Interest receive rate	3.30%		3.30%
Current year | Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 679,000,000
Interest pay rate	5.80%		5.80%
Interest receive rate	1.80%		1.80%
Current year | Mexican pesos | 7.4% variable to 7.2% fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%		7.20%
Interest receive rate	7.00%		7.00%
Current year | Colombian pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 345,000,000
Interest pay rate	8.50%		8.50%
Interest receive rate	2.20%		2.20%
Year one | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 497,000,000	24,403,000,000
Year one | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount			2,227,000,000	12,129,000,000
Year one | Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 2,227,000,000
Interest pay rate	3.60%		3.60%
Interest receive rate	1.90%		1.90%
Year three | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 5,971,000,000	10,667,000,000
Year three | BRL/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 4,840,000,000
Interest pay rate	10.70%		10.70%
Interest receive rate	1.90%		1.90%
Year four | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 17,809,000,000	6,348,000,000
Year four | BRL/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 1,936,000,000
Interest pay rate	2.80%		2.80%
Interest receive rate	2.80%		2.80%
Year four | Colombian pesos | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 1,131,000,000
Interest pay rate	6.30%		6.30%
Interest receive rate	2.80%		2.80%
Year four | EUR/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 8,735,000,000
Interest pay rate	3.10%		3.10%
Interest receive rate	3.50%		3.50%
Year five and thereafter | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Face amount				$ 6,175,000,000
Year five and thereafter | MXN/USD | Fixed to variable interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 3,679,000,000
Interest pay rate	8.90%		8.90%
Interest receive rate	3.60%		3.60%
Year five and thereafter | MXN/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 10,000,000,000
Interest pay rate	8.90%		8.90%
Interest receive rate	3.50%		3.50%
Year five and thereafter | MXN/USD | 9.4% variable to 4.4% fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.40%		9.40%
Interest receive rate	4.40%		4.40%
Year five and thereafter | EUR/USD | Fixed to fixed interest rate | Currency swap contract
Disclosure of financial instruments by type of interest rate [line items]
Face amount			$ 13,395,000,000
Interest pay rate	1.90%		1.90%
Interest receive rate	3.50%		3.50%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3